FINANCIAL LIABILITIES - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2022	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 shares
Disclosure of detailed information about financial instruments [line items]
Dividends recognised as distributions to owners | $		$ 39	$ 23	$ 79	$ 46
Stock split conversion ratio	1.5
Exchangeable and class B Shares
Disclosure of detailed information about financial instruments [line items]
Number of share issued, price per share (in dollars per share) | $ / shares		$ 38.22		$ 38.22
Share capital | Exchangeable Shares
Disclosure of detailed information about financial instruments [line items]
Share issuance, exchangeable share conversion (in shares)				317,595		556,997
Exchangeable share conversion, shares (in shares)				6,332		36,549
Brazilian regulated gas transmission operation
Disclosure of detailed information about financial instruments [line items]
Deferred consideration, annual interest accrual		3.35%		3.35%